PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid insurance		$ 38,173	$ 34,516
Vendor advances		1,055	26,600
Prepaid professional fees		44,000	10,000
Other		23,839	10,734
Total prepaid expense and other current assets	$ 297,914	$ 107,067	$ 81,850